Share Capital - Summary of Changes in ESOP Options (Details)	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price at end of year	$ 12.95
ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options issued at beginning of year | shares	10,044,112	8,446,182
Number of option granted | shares	12,832,237	4,337,701
Options exercised | shares	(3,912,946)	(4,010,865)
Options forfeited/cancelled | shares	(1,942,001)	(1,146,008)
Options issued at end of year | shares	17,245,835	10,044,112
Weighted average exercise price at beginning of year	$ 3.97	$ 2.05
Weighted average exercise price - Options granted	16.50	6.23
Weighted average exercise price - Options exercised	2.82	1.74
Weighted average exercise price - Options forfeited/cancelled	9.32	2.78
Weighted average exercise price at end of year	$ 12.95	$ 3.97
ESOP | Mettrum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Replacement options issued as a result of acquisition | shares		2,417,102
Weighted average exercise price - Replacement options issued as a result of acquisition		$ 2.35
ESOP | R Trees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Replacement options issued as a result of acquisition | shares	224,433
Weighted average exercise price - Replacement options issued as a result of acquisition	$ 3.18